COMMITMENTS - Disclosure of commitments (Details) - Nov. 30, 2019	CAD ($)	USD ($)
Plymouth, Massachusetts [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum rent to be paid for lease agreements		$ 36,060
Vancouver, British Columbia [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum rent to be paid for lease agreements	$ 10,000
2019 [Member] | Plymouth, Massachusetts [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum rent to be paid for lease agreements		3,005
2019 [Member] | Vancouver, British Columbia [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum rent to be paid for lease agreements	2,500
2020 [Member] | Plymouth, Massachusetts [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum rent to be paid for lease agreements		$ 33,055
2020 [Member] | Vancouver, British Columbia [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum rent to be paid for lease agreements	$ 7,500